December 31, 1997
Dear Shareholder:

This has been an especially difficult year for Van Wagoner Capital Management. Some of the forces behind our performance are exactly those that make growth stocks volatile. Others have led us to make changes that should improve our results. Let me briefly discuss the issues we face and the actions we're taking.

   1. GROWTH STOCK INVESTING IS CURRENTLY OUT OF FAVOR WITH THE MARKET. Early in 1997, concerns about the U.S. economy fueled a shift for small, lesser-known companies to larger companies offering more liquidity. Small-cap technology stocks took a beating. Still, the fundamentals of our holdings stayed positive. This, plus good economic news, led to dramatic rebounds from May to mid-October. It looked like we'd have another strong year - until the economic crisis in Southeast Asia hit. Wall Street's reaction to the turmoil was swift: any company with Asian exposure saw stock prices fall sharply.

      WHAT WE'RE DOING: We did reduce or sell our positions in companies whose results will suffer due to Asia's economic problems. But we'll continue to hold companies with only limited exposure to Asia that show strong prospects and whose stocks we believe are undervalued.

   2. THE MARKET ENTERED A NEW PHASE IN 1997. This year various forces affected prices as never before. There are more retail investors and more traders ready to hedge quickly. Broad industry fundamentals, technical chart patterns, and the rumor mill became more important in determining stock prices. In this environment, our strong fundamental research wasn't enough.

      WHAT WE'RE DOING: We will continue with our fundamental approach. I'm convinced that fully understanding the companies in which we invest will ultimately pay off. In fact, as of the December pre-reporting period, a number of high-profile companies missed their stated earnings goal - but one of the companies we held missed its fundamental targets.

While remaining dedicated to our style of investment, we are not going to just wait for the markets to change for performance to improve. We are increasing and incorporating a greater awareness of who else owns the stocks we hold, or are interested in, and their investment style. We believe this will enhance our trading strategies, and should improve results.

I want to thank you, our shareholders, for holding firm during a frustrating year. I know that can be difficult when markets are not performing well, even when you understand the long-term potential. We look forward to a new year where we believe our fundamental approach and the dedication of our research staff will reward your patience.

Sincerely,

/s/ Garrett R. Van Wagoner



                   CAPITAL APPRECIATION FUND

                   Capital            S&P
                Appreciation       500 Stock
                    Fund             Index
                  _________        _________

12/31/96           $10,000          $10,000

12/31/97           $10,456          $13,336

_____________________________

TOTAL RETURN
For the period ended 12/31/97
_____________________________

ONE YEAR                4.56%
_____________________________



This chart assumes an initial investment of $10,000 made after the close of business on 12/31/96 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.


                         GROWTH FUND

                                      S&P
                    Growth         500 Stock
                     Fund            Index
                  _________        _________

12/31/96           $10,000          $10,000

12/31/97           $10,574          $13,336

_____________________________

TOTAL RETURN
For the period ended 12/31/97
_____________________________

ONE YEAR                5.74%
_____________________________



This chart assumes an initial investment of $10,000 made after the close of business on 12/31/96 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.



                     VAN WAGONER CAPITAL APPRECIATION FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997

   Number
 of Shares                                                         Value
----------                                                        ---------

             COMMON STOCKS                              90.40%
             COMMERCIAL SERVICES - SECURITY/SAFETY       4.69%
   1,500     Check Point Software Technologies Ltd.*                $61,125
                                                                  ---------

             COMPUTERS - LOCAL NETWORKS                  8.64%
   1,000     Cisco Systems, Inc.*                                    55,750
     750     Citrix Systems, Inc.*                                   57,000
                                                                  ---------
                                                                    112,750
                                                                  ---------

             COMPUTERS - MEMORY DEVICES                  7.28%
   1,000     Legato Systems, Inc.*                                   44,000
   1,000     Veritas Software Corp.*                                 51,000
                                                                  ---------
                                                                     95,000
                                                                  ---------

             COMPUTERS - MINI/MICRO                      3.22%
     500     Dell Computer Corp.*                                    42,000
                                                                  ---------


             COMPUTERS - SOFTWARE                       18.27%
   4,000     Avant! Corp.*                                           67,000
   2,500     J.D. Edwards & Co.*                                     73,750
   1,000     Manugistics Group, Inc.*                                44,625
   1,000     Networks Associates Inc.*                               52,875
                                                                  ---------
                                                                    238,250
                                                                  ---------

             ELECTRONICS - MISCELLANEOUS COMPONENTS      5.06%
   2,500     Sawtek Inc.*                                            65,938
                                                                  ---------

             ELECTRONICS - SEMICONDUCTOR MANUFACTURING   5.94%
   1,000     Jabil Circuit, Inc.*                                    39,750
   1,000     Vitesse Semiconductor Corp.*                            37,750
                                                                  ---------
                                                                     77,500
                                                                  ---------

             ENERGY - SERVICES                           3.97%
   1,000     EVI, Inc.*                                              51,750
                                                                  ---------

             MULTI INDUSTRY                              1.51%
     500     Veritas DGC Inc.*                                       19,750
                                                                  ---------


   Number
 of Shares                                                         Value
----------                                                        ---------

                OIL & GAS - DRILLING                     2.66%
     500     Noble Drilling Corp.*                                  $15,312
     500     Patterson Energy, Inc.*                                 19,344
                                                                  ---------
                                                                     34,656
                                                                  ---------

             OIL & GAS - EXPLORATION & PRODUCTION        4.58%
   5,000     Comstock Resources, Inc.*                               59,688
                                                                  ---------

             OIL & GAS - FIELD SERVICES                  4.40%
     250     BJ Services Co.*                                        17,984
     750     Friede Goldman International, Inc.*                     22,406
   1,000     Global Industries Ltd.*                                 17,000
                                                                  ---------
                                                                     57,390
                                                                  ---------

             OIL & GAS - INTERNATIONAL SPECIALTY         3.37%
   2,000     Gulf Indonesia Resources Ltd.*                          44,000
                                                                  ---------

             OIL & GAS - MACHINERY & EQUIPMENT           5.51%
   1,000     Dril-Quip, Inc.*                                        35,125
     250     Smith International, Inc.*                              15,344
   1,000     Varco International, Inc.*                              21,437
                                                                  ---------
                                                                     71,906
                                                                  ---------

             POLLUTION CONTROL - SERVICES                1.34%
   1,000     Newpark Resources, Inc.*                                17,500
                                                                  ---------

             TELECOMMUNICATIONS - EQUIPMENT              8.69%
   1,000     CIENA Corp.*                                            61,125
   2,000     Premisys Communications, Inc.*                          52,250
                                                                  ---------
                                                                    113,375
                                                                  ---------

             TELECOMMUNICATIONS - SERVICES               1.27%
     750     RSL Communications, Ltd. Class A*                       16,500
                                                                  ---------

             TOTAL COMMON STOCKS (COST $1,115,269)                1,179,078
                                                                  ---------


 Principal
   Amount                                                          Value
----------                                                        ---------

             REPURCHASE AGREEMENTS                      49.60%
$647,000     UMB Bank, n.a., 5.80%, dated 12/31/97,
             repurchase price $647,206, maturing
             1/2/98 (collateralized by U.S.
             Treasury Notes, 5.875%, 2/28/99)                      $647,000
                                                                  ---------

             Total Repurchase Agreements (cost $647,000)            647,000
                                                                  ---------

             SHORT-TERM INVESTMENTS                      0.04%
     534     UMB Bank, n.a., Money Market Fiduciary                     534
                                                                  ---------

             Total Short-Term Investments (cost $534)                   534
                                                                  ---------

             Total Investments (cost $1,762,803)       140.04%    1,826,612

             Other Liabilities less Assets            (40.04)%    (522,263)
                                                                  ---------

             NET ASSETS                                100.00%   $1,304,349
                                                                  =========

             * Non-income producing

                       See notes to financial statements.



                            VAN WAGONER GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997

   Number
 of Shares                                                         Value
 ----------                                                        ------
             COMMON STOCKS                              88.89%
             Commercial Services - Security/Safety       4.62%
   1,500     Check Point Software Technologies Ltd.*                $61,125
                                                                  ---------

             COMPUTERS - LOCAL NETWORKS                  8.53%
   1,000     Cisco Systems, Inc.*                                    55,750
     750     Citrix Systems, Inc.*                                   57,000
                                                                  ---------
                                                                    112,750
                                                                  ---------

             COMPUTERS - MEMORY DEVICES                  9.11%
   1,000     Legato Systems, Inc. *                                  44,000
   1,500     Veritas Software Corp. *                                76,500
                                                                  ---------
                                                                    120,500
                                                                  ---------

             COMPUTERS - MINI/MICRO                      3.18%
     500     Dell Computer Corp. *                                   42,000
                                                                  ---------

             COMPUTERS - SOFTWARE                       18.01%
   4,000     Avant! Corp. *                                          67,000
   2,500     J.D. Edwards & Co. *                                    73,750
   1,000     Manugistics Group, Inc. *                               44,625
   1,000     Networks Associates Inc. *                              52,875
                                                                  ---------
                                                                    238,250
                                                                  ---------

             ELECTRONICS - MISCELLANEOUS COMPONENTS      4.99%
   2,500     Sawtek Inc. *                                           65,938
                                                                  ---------

             ELECTRONICS - SEMICONDUCTOR MANUFACTURING   5.86%
   1,000     Jabil Circuit, Inc. *                                   39,750
   1,000     Vitesse Semiconductor Corp. *                           37,750
                                                                  ---------
                                                                     77,500
                                                                  ---------

             ENERGY - SERVICES                           3.91%
   1,000     EVI, Inc. *                                             51,750
                                                                  ---------

             MULTI INDUSTRY                              1.49%
     500     Veritas DGC Inc. *                                      19,750
                                                                  ---------

   Number
 of Shares                                                         Value
----------                                                        ---------
             OIL & GAS - DRILLING                        2.62%
     500     Noble Drilling Corp. *                                 $15,312
     500     Patterson Energy, Inc. *                                19,344
                                                                  ---------
                                                                     34,656
                                                                  ---------

             OIL & GAS - EXPLORATION & PRODUCTION        3.61%
   4,000     Comstock Resources, Inc. *                              47,750
                                                                  ---------

             OIL & GAS - FIELD SERVICES                  3.05%
     250     BJ Services Co. *                                       17,984
     750     Friede Goldman International, Inc. *                    22,406
                                                                  ---------
                                                                     40,390
                                                                  ---------

             OIL & GAS - INTERNATIONAL SPECIALTY         3.33%
   2,000     Gulf Indonesia Resources Ltd. *                         44,000
                                                                  ---------

             OIL & GAS - MACHINERY & EQUIPMENT           5.44%
   1,000     Dril-Quip, Inc. *                                       35,125
     250     Smith International, Inc. *                             15,344
   1,000     Varco International, Inc. *                             21,438
                                                                  ---------
                                                                     71,907
                                                                  ---------

             POLLUTION CONTROL - SERVICES                1.32%
   1,000     Newpark Resources, Inc. *                               17,500
                                                                  ---------

             TELECOMMUNICATIONS - EQUIPMENT               8.57%
   1,000     CIENA Corp. *                                           61,125
   2,000     Premisys Communications, Inc. *                         52,250
                                                                  ---------
                                                                    113,375
                                                                  ---------

             TELECOMMUNICATIONS - SERVICES               1.25%
     750     RSL Communications, Ltd. Class A *                      16,500
                                                                  ---------

             TOTAL COMMON STOCKS (COST $1,093,065)                1,175,641
                                                                  ---------

 Principal
   Amount                                                          Value
-----------                                                         -----
             REPURCHASE AGREEMENTS                      50.58%
$669,000     UMB Bank, n.a., 5.80%, dated 12/31/97,
             repurchase price $669,106, maturing
             1/2/98 (collateralized by U.S.
             Treasury Notes, 5.875%, 2/28/99)                      $669,000
                                                                  ---------

             TOTAL REPURCHASE AGREEMENTS (COST $669,000)            669,000
                                                                  ---------

             SHORT-TERM INVESTMENTS                      0.01%
      98     UMB Bank, n.a., Money Market Fiduciary                      98
                                                                  ---------

             Total Short-Term Investments (cost $98)                     98
                                                                  ---------

             TOTAL INVESTMENTS (COST $1,762,163)       139.48%    1,844,739

             Other Liabilities less Assets            (39.48)%    (522,159)
                                                                  ---------

             NET ASSETS                                100.00%   $1,322,580
                                                                  =========

          * Non-income producing

 See notes to financial statements.


                            VAN WAGONER FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997
                                                   Capital
                                                 Appreciation      Growth
                                                     Fund           Fund
                                                -------------     -------

ASSETS:
  Investments, at value (cost $1,115,803
     and $1,093,163, respectively)                $1,179,612     $1,175,739
  Repurchase agreements, at value
     (cost $647,000 and
     $669,000, respectively)                         647,000        669,000
  Receivable from investment adviser                   9,052          8,820
  Interest and dividends receivable                      200            242
  Prepaid expenses and other assets                    3,094          3,094
                                                   ---------      ---------

  Total Assets                                     1,838,958      1,856,895
                                                   ---------      ---------

LIABILITIES:
  Payable for investments purchased                  514,219        514,219
  Accrued investment advisory fee                      1,392          1,123
  Accrued expenses and other liabilities              18,998         18,973
                                                   ---------      ---------

  Total Liabilities                                  534,609        534,315
                                                   ---------      ---------

NET ASSETS                                        $1,304,349     $1,322,580
                                                   =========      =========

NET ASSETS CONSIST OF:
  Capital stock                                          $14            $14
  Paid-in-capital                                  1,478,043      1,431,964
  Accumulated net realized loss on investments      (69,320)       (69,856)
  Accumulated distributions in excess of
     net realized gains                            (168,197)      (122,118)
  Net unrealized appreciation on investments          63,809         82,576
                                                   ---------      ---------

  Net Assets                                      $1,304,349     $1,322,580
                                                   =========      =========

CAPITAL STOCK, $0.0001 PAR VALUE
  Authorized                                     100,000,000    100,000,000
  Issued and outstanding                             143,621        138,071

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)                        $     9.08     $     9.58
                                                   =========      =========

See notes to financial statements.


                            VAN WAGONER FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

                                                   Capital
                                                 Appreciation      Growth
                                                     Fund           Fund
                                                -------------     -------

INVESTMENT INCOME:
  Interest                                            $6,303         $5,654
  Dividends                                              498            644
                                                  ----------     ----------
  Total Investment Income                              6,801          6,298
                                                  ----------     ----------

EXPENSES:
  Fund accounting and administration fees             61,667         61,667
  State registration fees                             23,626         23,625
  Professional fees                                   17,164         17,142
  Investment advisory fees                            14,327         11,376
  Custody fees                                         8,658          8,524
  Printing and postage expenses                        4,425          4,425
  Directors' fees and expenses                         3,589          3,589
  Miscellaneous                                        1,599          1,610
                                                  ----------     ----------

  Total expenses before waiver                       135,055        131,958
  Less:  Waiver of expenses                        (112,705)      (109,775)
                                                  ----------     ----------

  Net Expenses                                        22,350         22,183
                                                  ----------     ----------

NET INVESTMENT LOSS                                 (15,549)       (15,885)
                                                  ----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on investments                  (53,771)       (53,971)
  Change in unrealized appreciation
     on investments                                   63,809         82,576
                                                  ----------     ----------

  Net Gain on Investments                             10,038         28,605
                                                  ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $(5,511)        $12,720
                                                  ==========     ==========

See notes to financial statements.



                            VAN WAGONER FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997


                                                   Capital
                                                 Appreciation      Growth
                                                     Fund           Fund
                                                -------------     -------

OPERATIONS:
  Net investment loss                              $(15,549)      $(15,885)
  Net realized loss on investments                  (53,771)       (53,971)
  Change in unrealized appreciation
     on investments                                   63,809         82,576
                                                  ----------     ----------

  Net increase (decrease) in net assets
     resulting from operations                       (5,511)         12,720
                                                  ----------     ----------

DISTRIBUTIONS:
  In excess of net realized gains                  (168,197)      (122,118)
                                                  ----------     ----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                     1,309,860      1,309,860
  Proceeds from reinvestment of dividends            168,197        122,118
  Redemption of shares                                     -              -
                                                  ----------     ----------

  Net increase from share transactions             1,478,057      1,431,978
                                                  ----------     ----------


TOTAL INCREASE IN NET ASSETS                       1,304,349      1,322,580


NET ASSETS:
  Beginning of period                                      -              -
                                                  ----------     ----------

  End of period                                   $1,304,349     $1,322,580
                                                  ==========     ==========

TRANSACTIONS IN SHARES:
  Shares sold                                        124,722        125,094
  Shares issued in reinvestment of dividends          18,899         12,977
  Shares redeemed                                          -              -
                                                  ----------     ----------

  Net increase                                       143,621        138,071
                                                  ==========     ==========


See notes to financial statements.


                            VAN WAGONER FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                          YEAR ENDED DECEMBER 31, 1997
               For a Fund share outstanding throughout the period.


                                                   Capital
                                                 Appreciation      Growth
                                                    Fund<1>        Fund<1>
                                                -------------     ---------

NET ASSET VALUE,
  BEGINNING OF PERIOD                            $     10.00    $     10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                  (0.11)         (0.12)
  Net realized and unrealized
    gains on investment                                 0.54           0.68
                                                  ----------     ----------

    Total from investment operations                    0.43           0.56
                                                  ----------     ----------

DISTRIBUTIONS:
  In excess of net realized gains                      (1.35)         (0.98)

NET ASSET VALUE, END OF PERIOD                   $      9.08    $      9.58
                                                  ==========     ==========

TOTAL RETURN                                           4.56%          5.74%

SUPPLEMENTAL DATA and RATIOS:
  Net assets, end of period (000s)               $     1,304    $     1,323
  Ratio of expenses to average net
    assets, net of waivers and reimbursements          1.95%          1.95%
  Ratio of net investment loss to average net
    assets, net of waivers and reimbursements        (1.36)%        (1.40)%
  Ratio of expenses to average net assets,
    before waivers and reimbursements                 11.78%         11.60%
  Ratio of net investment loss to average
    net assets, before waivers and
    reimbursements                                  (11.19)%       (11.05)%
  Portfolio turnover rate                               625%           593%
  Average commission rate paid on portfolio
    investment transactions                      $   0.0458    $    0.0465


  <F1>Commenced operations after the close of business on December 31, 1996


  See notes to financial statements.


                            VAN WAGONER FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997


(1)   Organization
      ------------
      Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Capital Appreciation Fund and the Growth Fund (collectively, the "Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc. The Funds commenced operations after the close of business on December 31, 1996. The sole shareholder of the Funds is an affiliate of the investment adviser.

(2)   Significant Accounting Policies
      -------------------------------
      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
  (a) Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser pursuant to guidelines established by the Board of Directors.

  (b) Repurchase Agreements - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.

                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1997


  (c) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

  (d) Federal Income Taxes - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

  (e) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. Accordingly, at December 31, 1997, reclassifications were recorded to increase undistributed net investment income and decrease accumulated net realized loss on investments by $15,549 and $15,885 for the Capital Appreciation and Growth Funds, respectively.

  (f) Other - Investment transactions are accounted for on the trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)   Investment Advisory Agreement
      -----------------------------
      The Funds have an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 1.25% and 1.00% of the average daily net assets of the Capital Appreciation Fund and Growth Fund, respectively. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.95% for each Fund until January 1, 1999. Expenses of $112,705 and $109,775 were waived in the Capital Appreciation and Growth Funds, respectively.


                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1997


(4)   Service and Distribution Plan
      -----------------------------
      The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets.

(5)   Investment Transactions
      -----------------------
      The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 1997 were as follows:

                                         Capital
                                       Appreciation      Growth
                                           Fund           Fund
                                       ------------      ------

      Purchases                         $7,042,850     $6,783,559
      Sales                              5,909,791      5,672,505

      For the year ended December 31, 1997, there were no purchases or sales of long-term U.S. Government securities.

      The cost of securities on a tax basis for the Capital Appreciation Fund and Growth Fund is $1,818,994 and $1,802,463, respectively. At December 31, 1997, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:


                                         Capital
                                       Appreciation      Growth
                                           Fund           Fund
                                       ------------      ------

      Unrealized appreciation             $ 85,965       $ 93,546
      (Unrealized depreciation)           (78,347)       (51,270)
                                          --------       --------
      Net unrealized appreciation
           on investments                 $  7,618       $ 42,276
                                          ========       ========




                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of The Van Wagoner Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Van Wagoner Capital Appreciation Fund and the Van Wagoner Growth Fund, two of the portfolios of the Van Wagoner Funds, Inc. (the "Funds") at December 31, 1997, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Milwaukee, Wisconsin
January 28, 1998